Significant Accounting Policies (Details 2) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
2026	$ 4,050
2027	4,050
2028	4,050
2029	4,050
Thereafter	8,100
Future Amortization Expense	$ 24,300	$ 28,350